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                                                                    OMB APPROVAL
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APPENDIX I                                                 OMB Number:          3235-0456
                                                           Expires:
                                                           Estimated average burden
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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                   FORM 24F-2
                       ANNUAL FILING UNDER RULE 24f-2
                   OF THE INVESTMENT COMPANY ACT OF 1940



          READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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 1.    Name and address of issuer:
                      PB SERIES TRUST
                      400 WEST MARKET STREET
                      LOUISVILLE, KENTUCKY  40202

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 2.    The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

            HIGH QUALITY STOCK FUND      FIXED INCOME FUND
            INTERNATONAL ACTIVE FUND      MONEY MARKET FUND

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 3.    Investment Company Act File Number: 811-07911
                                           ---------

       Securities Act File Number: 333-15555
                                   ---------

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 4(a). Last day of fiscal year for which this Form is filed: DECEMBER 31, 1997
                                                             -----------------

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 4(b). / /    Check box if this Form is being filed late (I.E., more than 90 days after the end of the issuer's fiscal year).


 NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCIAL YEAR, INTEREST
 MUST BE PAID ON THE RIGISTRATION FEE DUE.

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 4(c). / /    Check box if this is the last time the issuer will be filing this Form.



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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                                       $ 2,121,830
         the fiscal year pursuant to section 24(f):                                           -------------------

    (ii) Aggregate price of securities redeemed or                     $ 325,188
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce                       $
         registration fees payable to the Commission:                  -------------------

    (iv) Total available redemption                                                         - $ 325,188
         credits [add Items 5(ii) and 5(iii)]:                                                -------------------

     (v) Net sales -- if Item 5(i) is greater than                                            $ 1,796,642
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -------------------

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    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)                 $ (     )
         [subtract Item 5(iv) from Item 5(i)]:                         -------------------
  -------------------------------------------------------------------------------

   (vii) Multiplier for determining registration fee                                        x  0.000295
         (See Instruction C.8):                                                               -------------------

  (viii) Registration fee due [multiply Item 5(v) by                                        = $ 530
         Item 5(vii)] (enter "0" if no fee is due):                                           -------------------
                                                                                              -------------------

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 6.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see Instruction D):
                                                                                            + $
                                                                                              -------------------

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 7.  Total of the amount of the registration fee due [line 5(vii) plus line 6]:

                                                                                            + $ 530
                                                                                              -------------------

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 9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                -------------------

     Account Number:
                    -------------------

     Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means

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                                SIGNATURES

  This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ Stephen L. Zeitz, Treasurer
                           -----------------------------------------------

                           -----------------------------------------------

  Date  3/17/98
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  *Please print the name and title of the signing officer below the signature.


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